Investments Accounted for by the Equity Method and Variable Interest Entities Investments Accounted for by the Equity Method and Variable Interest Entities - Not consolidated entities (Details)
$ in Millions
			1 Months Ended	3 Months Ended								12 Months Ended
		Mar. 27, 2017 USD ($)	Apr. 30, 2010	Dec. 31, 2016 USD ($) MW	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) MW		Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)		Jul. 15, 2016	Sep. 22, 2010 USD ($)
Schedule of Equity Method Investments [Line Items]
Pro-Rate Share of Debt Held by Unconsolidated Affiliates				$ 589								$ 589
Power Generation Capacity, Megawatts | MW	[1],[2]			4,997								4,997
Debt (Current and non-current) (a)				$ 6,057				$ 5,656				$ 6,057		$ 5,656
Total operating revenues				232	$ 272	$ 283	$ 234	224	$ 256	$ 259	$ 214	1,021	[3]	953	[3]	$ 828	[3]
Operating income				(99)	117	128	72	70	101	99	50	218	[3]	320	[3]	306	[3]
Net (loss) income				(126)	$ 47	$ 63	$ 1	12	$ 32	42	$ (21)	2	[3],[4]	70	[3],[4],[5]	113	[3],[4],[5]
Current assets	[6]			656				416				656		416
Liabilities, Current	[6]			472				489				472		489
Liabilities, Noncurrent	[6]			5,825				5,462				5,825		5,462
Utah Solar Portfolio [Member]
Schedule of Equity Method Investments [Line Items]
Total operating revenues												13		0		0
Operating income												(6)		(1)		0
Net (loss) income												(6)		(1)		0
Current assets				20				11				20		11
Non-current assets				1,105				705				1,105		705
Liabilities, Current				14				229				14		229
Liabilities, Noncurrent				$ 38				0				$ 38		0
Avenal [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage				50.00%								50.00%
Power Generation Capacity, Megawatts | MW				45								45
Power Purchase Agreement Period			20 years
Notes and Loans Payable																			$ 35
Debt Instrument, Interest Rate, Stated Percentage																			4.50%
GCE Holding LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	[7]			50.00%								50.00%
Total operating revenues												$ 72		78		82
Operating income												38		40		40
Net (loss) income												26		28		28
Current assets				$ 36				36				36		36
Non-current assets				389				416				389		416
Liabilities, Current				16				16				16		16
Liabilities, Noncurrent				$ 196				215				$ 196		215
Desert Sunlight [Member]
Schedule of Equity Method Investments [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment										$ 106
Power Generation Capacity, Megawatts | MW				550								550
Debt (Current and non-current) (a)				$ 1,100								$ 1,100
Total operating revenues												211		206		134
Operating income												129		124		74
Net (loss) income												80		73		$ 37
Current assets				281				310				281		310
Non-current assets				1,401				1,435				1,401		1,435
Liabilities, Current				64				82				64		82
Liabilities, Noncurrent				$ 1,043				1,086				$ 1,043		1,086
NRG DGPV Holdco 2 [Member]
Schedule of Equity Method Investments [Line Items]
Debt (Current and non-current) (a)								21						21
Desert Sunlight [Member] | Desert Sunlight [Member]
Schedule of Equity Method Investments [Line Items]
Debt (Current and non-current) (a)								1,100						1,100
EurusEnergy [Member] | Avenal [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage				50.00%								50.00%
SyndicateofBanks [Member] | Avenal [Member]
Schedule of Equity Method Investments [Line Items]
Debt (Current and non-current) (a)				$ 134				143				$ 134		143					$ 209
CVSR Financing Agreement [Member]
Schedule of Equity Method Investments [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																		4.68%
Debt (Current and non-current) (a)				771				793				771		793
Notes Payable to Banks [Member] | Agua Caliente Financing Agreement [Member]
Schedule of Equity Method Investments [Line Items]
Debt (Current and non-current) (a)				136								136
Notes Payable to Banks [Member] | Agua Caliente Financing Agreement [Member] | Agua Caliente [Member]
Schedule of Equity Method Investments [Line Items]
Debt (Current and non-current) (a)				$ 849								$ 849
Fixed Rate Notes [Member] | GCE Holding LLC [Member]
Schedule of Equity Method Investments [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				4.73%								4.73%
Debt (Current and non-current) (a)				$ 212				$ 220				$ 212		$ 220
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount				106								106
Line of Credit Facility, Maximum Borrowing Capacity				$ 237								$ 237
Working Capital Facility [Member] | GCE Holding LLC [Member]
Schedule of Equity Method Investments [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				1.875%								1.875%
Line of Credit Facility, Maximum Borrowing Capacity				$ 35								$ 35
Working Capital Facility [Member] | GenConn Facility [Member]
Schedule of Equity Method Investments [Line Items]
Line of Credit Facility, Fair Value of Amount Outstanding				$ 14								$ 14
U.S. Treasury Rate [Member] | Notes Payable to Banks [Member] | Agua Caliente Financing Agreement [Member]
Schedule of Equity Method Investments [Line Items]
Debt Instrument, Basis Spread on Variable Rate												0.375%
Subsequent Event [Member] | Agua Caliente [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		16.00%
Subsequent Event [Member] | Utah Solar Portfolio [Member]
Schedule of Equity Method Investments [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount		$ 346
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		99.00%
Percentage of Right to Receive Cash Distributed		50.00%

[1]	(a) Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of December 31, 2016.
[2]	NRG Yield's total generation capacity is net of 6 MWs for noncontrolling interest for Spring Canyon II and III. NRG Yield's generation capacity including this noncontrolling interest was 5,003 MWs.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[5]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[6]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[7]	GenConn is a variable interest entity.